Trade and Other Receivables - Movements in contract assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables.
Contract assets at 1 January	€ 8,880,000	€ 19,999,000	€ 843,000
Acquisition of businesses	8,266,000
Recognised during the period	37,710,000	614,000	19,999,000
Transfer to receivables	(8,880,000)	(19,999,000)	(843,000)
Exchange differences	(101,000)
Total contract assets at 31 December	37,609,000	8,880,000	19,999,000
Current	€ 37,609,000	€ 8,880,000	€ 19,999,000